Shareholders' Equity (Details) - USD ($)			1 Months Ended
	Jan. 15, 2020	May 10, 2019	Apr. 20, 2021	Jun. 30, 2020	Nov. 25, 2019
Shareholders' Equity (Details) [Line Items]
Ordinary shares (in Shares)	190		95	38	29
Equity percentage	2.00%		1.00%	0.50%
Total consideration	$ 150,000		$ 200,000	$ 36,000	$ 50,000
Green tokens shares (in Shares)			500,000
Green tokens price per share (in Dollars per share)			$ 0.22
Purchase price, value			$ 110,000
Purchase price remaining values to equity			$ 90,000
Investor [Member]
Shareholders' Equity (Details) [Line Items]
Total consideration	$ 143,925
Share Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares (in Shares)		88
Equity percentage		1.00%
Total consideration		$ 60,000
Share Purchase Agreement [Member] | Investor [Member]
Shareholders' Equity (Details) [Line Items]
Total consideration		$ 56,000